Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 2,256	$ 1,138	$ 4,177	$ 2,181	$ 5,403	$ 4,006	$ 2,057
Unrealized (losses) gains on investment securities available-for-sale:
Unrealized (losses) gains arising during the period, net of tax	(273)	225	(235)	409	533	(1,180)	222
Reclassification adjustment for losses (gains) included in net earnings, net of tax					21	(30)
Other comprehensive (loss) income	(273)	225	(235)	409	554	(1,210)	222
Comprehensive income	$ 1,983	$ 1,363	$ 3,942	$ 2,590	$ 5,957	$ 2,796	$ 2,279